Summary of Net Income (Loss) by Geographical Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Operation income	$ 1,851	$ 2,508	$ 2,978
Total net (loss) income	3,944	(9,534)	(13,158)
PRC (excluding Hong Kong)
Segment Reporting, Revenue Reconciling Item [Line Items]
Operation income	1,851	2,508	2,978
Total net (loss) income	(6,759)	(2,106)	(577)
Hong Kong
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net (loss) income	$ 10,703	$ (9,534)	$ (12,581)